Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum facility lease payments
Year Ending December 31,	Operating Lease	Sublease	Net Operating Lease
	(in thousands)
2022	$1,687	$(291)	$1,396
2023	1,864	—	1,864
2024	1,929	—	1,929
2025	1,996	—	1,996
Thereafter	2,939	—	2,939
Total minimum lease payments	$10,415	$(291)	$10,124